INTANGIBLE ASSETS (Tables)	9 Months Ended
Sep. 30, 2021
Intangible assets and goodwill [abstract]
Disclosure of detailed information about intangible assets
The following table summarizes the movement in the net book value of intangible assets, including goodwill for the nine-month period ended September 30:

	Nine-month period
	2021	2020

Balance as of January 1	4,152	5,688

Acquisition of subsidiary (Note 4)	18	—
Additions*	593	172
Amortization	(222)	(260)
Held for sale	(1,356)	—
Impairment	—	(731)
Translation adjustment	(32)	(827)
Other	(4)	23

Balance as of September 30	3,149	4,065
•Additions for the period include capitalization of ex-Warid license in Pakistan amounting to US$384, please refer to Note 4 for further information

Schedule of movement in goodwill for the Group, per cash generating unit
Included within total intangible asset movements for the nine month periods ended September 30, 2021, as shown above, are the following movements in goodwill for the group, per cash generating unit ("CGU"):

CGU *	September 30, 2021	Others and transfers	Held for sale***	Currency translation	January 1, 2021

Russia**	935	2	(215)	17	1,131
Algeria	—	—	(1,034)	(19)	1,053
Pakistan	299	(6)	—	(19)	324
Kazakhstan	138	—	—	(2)	140
Uzbekistan	34	—	—	—	34

Total	1,406	(4)	(1,249)	(23)	2,682
* There is no goodwill allocated to the CGUs of Ukraine, Bangladesh, Kyrgyzstan or Georgia
** In June 2021, VEON acquired a majority stake in OTM, a technology platform for the automation and planning of online advertising purchases in Russia.
***Refer to Note 4 for further details